Investments - Summarized financial information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Balance sheets data:
Current assets	¥ 7,077,183,579		¥ 7,229,094,839		$ 1,026,095,166
Current liabilities	1,558,664,148		1,848,991,192		225,985,059
Statements of comprehensive income (loss) data:
Net revenue	7,108,238,352	$ 1,030,597,685	9,165,330,760	¥ 9,601,873,937
Gross profit	990,110,052	143,552,464	1,089,910,236	1,560,345,352
(Loss) income from operations	(198,879,725)	(28,834,849)	(648,661,225)	262,061,840
Net (loss) income	(75,422,408)		(581,883,146)	485,498,597
Equity method investments is presented on a group basis
Balance sheets data:
Current assets	105,824,402		101,161,898		15,343,096
Non-current assets	188,537,698		101,902,392		27,335,397
Current liabilities	121,420,629		94,192,618		$ 17,604,336
Statements of comprehensive income (loss) data:
Revenue	399,408,328	57,908,764	554,885,622	556,259,979
Investment gain	63,148,391	9,155,656
Gross profit	95,531,209	13,850,723	79,605,248	82,838,764
(Loss) income from operations	23,085,819	3,347,129	(57,912,568)	(44,945,173)
Net (loss) income	¥ 26,146,839	$ 3,790,935	¥ (45,925,057)	¥ (28,459,950)